Note 6 - Personnel Expenses Including Share-based Remuneration - Fair Value Measurement (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Equity unit price valuation ($) (in dollars per share)		$ 7.42
Expected Volatility (%)	[1],[2]	40.00%
Risk free interest rate (%)	[2]	2.43%
Dividend Yield (%)		0.00%
Duration of initial simulation period (years to longstop date) (Year)		4 years 295 days
Fair value at the measurement date ($)		$ 2.36
RSU [member]
Statement Line Items [Line Items]
Equity unit price valuation ($) (in dollars per share)		$ 9.09	[3]	$ 7.75
Expected Volatility (%)	[1],[2]	40.00%		35.28%
Risk free interest rate (%)	[2]	1.70%		2.43%
Dividend Yield (%)		0.00%		0.00%
Duration of initial simulation period (years to longstop date) (Year)		3 years 58 days		4 years 266 days
Duration of second simulation period with postponed exercise (years) (Year)		3 years		3 years
Fair value at the measurement date ($)		$ 8.92		$ 7.12

[1]	Based on a defined peer group of companies considered comparable to the Group.
[2]	Specified value is 4 years (modelled on yearly basis).
[3]	Weighted average equity unit price valuation of all grants in 2019.